C1 Fund Inc.

Schedule of Investments

March 31, 2026

	Geographic Region	Acquisition Date	Shares	Cost	Fair Value	Percentage of Net Assets
Private Common Stock
Financial Technology(a)
Alchemy Insights, Inc.(b),(c)	United States	11/10/2025	12,480	$2,545,920	$2,496,000	5.10%
Blockchain.com Group Holdings, Inc.(b),(c)	Cayman Islands	11/13/2025	156,250	2,550,000	2,500,000	5.11%
Chainalysis Inc.(b),(c)	United States	10/14/2025	213,585	2,158,267	2,135,850	4.37%
ConsenSys Software Inc.(b),(c)	United States	11/19/2025	57,735	1,509,977	1,645,447	3.36%
Figment Inc.(b),(c)	Canada	9/29/2025	952,381	2,000,000	2,000,000	4.09%
Fireblocks Ltd. (b),(c)	Israel	1/15/2026	192,654	1,107,761	1,107,761	2.27%
Payward Inc. (Kraken)(b),(c)	United States	10/27/2025	56,819	2,502,036	2,215,941	4.53%
Ripple Labs, Inc. (b),(c)	United States	3/12/2026	5,405	999,925	810,750	1.66%
Uphold Ltd. (b),(c)	Bahamas	2/11/2026	200,000	612,000	600,000	1.23%
Total Private Common Stock				15,985,886	15,511,749	31.72%

Private Preferred Stock
Financial Technology(a)
Payward Inc. (Kraken), Series A(b),(c)	United States	10/22/2025	166,669	7,690,607	6,500,091	13.29%
Ripple Labs Inc., Series A(b),(c)	United States	11/20/2025	66,667	10,070,041	10,000,050	20.45%
Uphold Ltd., Series B-3(b),(c)	Bahamas	2/13/2026	154,221	484,501	485,796	0.99%
Uphold Ltd., Series C(b),(c)	Bahamas	2/11/2026	354,010	1,127,082	1,115,132	2.28%
Total Private Preferred Stock				19,372,231	18,101,069	37.01%

Public Common Stock
Financial Technology(a)
BitGo Holdings, Inc.(c)	United States	1/9/2026	125,571	2,244,004	1,033,449	2.11%
Total Public Common Stock				2,244,004	1,033,449	2.11%

Total Stock Investments				37,602,121	34,646,267	70.84%

Short Term Investments	7 Day Yield	Shares	Cost	Fair Value	Percentage of Net Assets
Government Securities (U.S. Treasury)
First American US Treasury Money Market Fund(d)	3.540%	15,049,802	15,049,802	15,049,802	30.77%

Total Short Term Investments			15,049,802	15,049,802	30.77%

Total Investments			$52,651,923	$49,696,069	101.61%
Liabilities in Excess of Other Assets				(789,732)	(1.61)%
Net Assets				$48,906,337	100.00%

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. Total fair value of restricted securities amounts to $34,646,267, which represents approximately 70.84% of the Company's net assets as of March 31, 2026.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(c)	Non-income producing security.
(d)	The rate shown is the annualized 7-day yield as of March 31, 2026.

Securities by Country as a Percentage of Investments Fair Value

	Cost	Fair Value	Percentage of Net Assets
United States
Private Common Stock	$9,716,126	$9,303,989	19.02%
Private Preferred Stock	17,760,648	16,500,141	33.74%
Public Common Stock	2,244,004	1,033,449	2 .11%
Short Term Investments	15,049,802	15,049,802	30 .77%
Total United States	44,770,579	41,887,380	85.65%

Bahamas
Private Common Stock	612,000	612,000	1 .23%
Private Preferred Stock	1,611,583	1,600,928	3 .27%
Total Bahamas	2,223,583	2,200,928	4.50%

Canada
Private Common Stock	2,000,000	2,000,000	4 .09%
Total Canada	2,000,000	2,000,000	4.09%

Cayman Islands
Private Common Stock	2,550,000	2,500,000	5 .11%
Total Cayman Islands	2,550,000	2,500,000	5.11%

Israel
Private Common Stock	1,107,761	1,107,761	2.27%
Total Israel	1,107,761	1,107,761	2.27%